Loans Receivable, Net:	12 Months Ended
Dec. 31, 2011
Loans Receivable, Net [Abstract]
Loans Receivable, Net:

The components of loans receivable in the consolidated balance sheets as of December 31, 2011, and December 31, 2010, were as follows:

	12/31/2011	12/31/2011	12/31/2010	12/31/2010
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$171,192	30.2%	$182,671	30.0%
Home equity lines of credit	38,694	6.8%	40,191	6.6%
Junior lien	6,209	1.1%	6,196	1.0%
Multi-family	33,739	5.9%	29,416	4.8%
Construction	11,931	2.1%	23,361	3.8%
Land	52,338	9.2%	60,063	9.9%
Non-residential real estate	183,485	32.3%	195,285	32.0%

Total mortgage loans	497,588	87.6%	537,183	88.1%
Consumer loans	15,110	2.7%	18,060	3.0%
Commercial loans	54,673	9.7%	54,439	8.9%

Total other loans	69,783	12.4%	72,499	11.9%

Total loans, gross	567,371	100.0%	609,682	100.0%

Deferred loan cost, net of income	251		363
Less allowance for loan losses	11,262		9,830

Total loans	$556,360		$600,215

The Company's loan portfolio balance has declined in each of the last two years. The decline is the result of a combination of factors, including a weak economy, both locally and nationally. In 2010 and 2011, unemployment in the Company's market area ranged from 9% to 13%. The Company's MOU with its former regulator, the OTS, restricted the Company's ability to grow its owner occupied commercial real estate loan portfolio.

The Company's loan portfolio includes a significant amount of loans secured by raw land and commercial real estate. These loans have come under increased regulatory scrutiny due to the potential for higher levels of losses. At December 31, 2011, the performance of the Company's land and commercial real estate loans has been satisfactory.

In 2010, the credit quality of the Company's multi-family loan portfolio began to experience an increase in delinquency and losses as compared to other segments of the loan portfolio due to the deployment of the more than 10,000 army personnel from the 101st Airborne at Fort Campbell, Kentucky, to the Middle East, reducing the number of potential renters in the Company's largest market. In the first half of 2011, the deployed troops returned to Fort Campbell, thus creating a strong demand for multi-family real estate properties. This demand allowed the Company to sell a large portion of its other real estate owned.

Loans serviced for the benefit of others totaled approximately $59.2 million, $56.3 million and $42.1 million at December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, approximately $22.3 million of the $59.2 million in loans serviced by the Company are serviced for the benefit of Freddie Mac. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow amounts, disbursing payments to investors and foreclosure processing. The servicing rights associated with these loans are not material to the Company's consolidated financial statements. Qualified one-to-four family first mortgage loans, non-residential real estate loans, multi-family loans and commercial real estate loans are pledged to the Federal Home Loan Bank of Cincinnati as discussed in note 7.

The Company originates most fixed rate loans for immediate sale to the Federal Home Loan Mortgage Corporation (FHLMC) or other investors. Generally, the sale of such loans is arranged shortly after the loan application is tentatively approved through commitments.

The Company conducts annual reviews on all loan relationships above $1.0 million to ascertain the borrowers continued ability to service their debt as agreed. In addition to the credit relationships mentioned above, management may classify any credit relationship once it becomes aware of adverse credit trends for that customer. Typically, the annual review consists of updated financial statements for borrowers and any guarantors, a review of the borrower's credit history with the Company and other creditors, and current income tax information. As a result of this review, management will classify loans based on their credit risk. Additionally, the Company provides a risk grade for all loans past due more than sixty days. The Company uses the following risk definitions for risk grades:

Satisfactory loans of average strength having some deficiency or vulnerability to changing economic or industry conditions. These customers should have reasonable amount of capital and operating ratios. Secured loans may lack in margin or liquidity. Loans to individuals, perhaps supported in dollars of net worth, but with supporting assets may be difficult to liquidate.

Watch loans are acceptable credits: (1) that need continual monitoring, such as out-of territory or asset-based loans (since the Company does not have an asset-based lending department), or (2) with a marginal risk level to business concerns and individuals that; (a) have exhibited favorable performance in the past, though currently experiencing negative trends; (b) are in an industry that is experiencing volatility or is declining, and their performance is less than industry norms; and (c) are experiencing unfavorable trends in their financial position, such as one-time net losses or declines in asset values. These marginal borrowers may have early warning signs of problems such as occasional overdrafts and minor delinquency.

If considered marginal, a loan would be a "watch" until financial data demonstrated improved performance or further deterioration to a "substandard" grade usually within a 12-month period. In the table on page 65, Watch loans are included with satisfactory loans and classified as Pass.

Other Loans Especially Mentioned are currently protected but are potentially weak. These loans constitute an undue and unwarranted credit risk but not to the point of justifying a substandard classification. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific loan. These credit weaknesses, if not checked or corrected, will weaken the loan or inadequately protect the Bank's credit position at some future date.

A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. The loans are characterized by the higher degree of likelihood that the Company will sustain some loss if the deficiencies are not corrected. This does not imply ultimate loss of the principal, but may involve burdensome administrative expenses and the accompanying cost to carry the credit. Examples of substandard loans include those to borrowers with insufficient or negative cash flow, negative net worth coupled with inadequate guarantor support, inadequate working capital, and/or significantly past-due loans and overdrafts.

A loan classified Doubtful has all the weaknesses inherent in a substandard credit except that the weaknesses make collection or liquidation in full (on the basis of currently existing facts, conditions, and values) highly questionable and improbable. The possibility of loss is extremely high, but because of certain pending factors charge-off is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans. The doubtful classification is applied to that portion of the credit in which the full collection of principal and interest is questionable.

A loan is considered to be impaired when management determines that it is probable that the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. The value of individually impaired loans is measured based on the present value of expected payments using the fair value of the collateral if the loan is collateral dependent. Currently, it is management's practice to classify all substandard or doubtful loans as impaired.

Loans by classification type and the related valuation allowance amounts at December 31, 2011, were as follows:

	Pass	Special Mention	Impaired Loans		Total	Specific Allowance for Impairment	Allowance for Performing loans
			Substandard	Doubtful
			(Dollars in Thousands)
December 31, 2011
One-to-four family mortgages	$153,375	9,434	8,153	230	171,192	728	1,912
Home equity lines of credit	36,528	1,694	233	239	38,694	131	277
Junior lien	4,778	622	809	—	6,209	180	97
Multi-family	20,715	7,073	5,951	—	33,739	26	1,175
Construction	9,943	213	1,775	—	11,931	14	125
Land	17,570	24,714	9,055	999	52,338	924	408
Non-residential real estate	142,190	25,077	16,101	117	183,485	1,374	2,297
Consumer loans	14,399	268	423	20	15,110	80	182
Commercial loans	45,509	4,009	5,034	121	54,673	623	709

Total	$445,007	73,104	47,534	1,726	567,371	4,080	7,182

Loans by classification type and the related valuation allowance amounts at December 31, 2010, were as follows:

	Pass	Special Mention	Impaired Loans		Total	Specific Allowance for Impairment	Allowance for Performing loans
			Substandard	Doubtful
			(Dollars in Thousands)
December 31, 2010
One-to-four family mortgages	$165,864	8,121	8,388	298	182,671	350	747
Home equity lines of credit	39,129	499	333	230	40,191	77	135
Junior lien	5,514	495	187	—	6,196	105	41
Multi-family	26,098	—	3,017	301	29,416	178	1,844
Construction	16,164	3,292	3,702	203	23,361	108	549
Land	29,858	16,930	13,275	—	60,063	588	277
Non-residential real estate	160,995	11,089	22,780	421	195,285	2,540	1,485
Consumer loans	17,488	205	367	—	18,060	85	23
Commercial loans	47,016	2,314	5,092	17	54,439	255	443

Total	$508,126	42,945	57,141	1,470	609,682	4,286	5,544

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2011, were as follows:

	At December 31, 2011			For the year ended December 31, 2011
Impaired loans with no recorded allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$5,144	5,300	—	5,814	220
Home equity line of credit	181	181	—	312	5
Junior lien	469	469	—	287	14
Multi-family	5,059	5,059	—	2,797	242
Construction	1,589	1,589	—	1,437	63
Land	7,513	7,513	—	10,777	446
Non-residential real estate	9,458	11,530	—	10,410	312
Consumer loans	75	75	—	92	4
Commercial loans	480	584	—	2,244	33

Total	$29,968	32,300	—	34,170	1,339

	At December 31, 2011			For the year ended December 31, 2011
Impaired loans with recorded allowance:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$3,239	3,239	728	3,563	183
Home equity line of credit	291	291	131	399	13
Junior lien	340	340	180	703	16
Multi-family	892	892	26	1,962	15
Construction	186	186	14	1,222	11
Land	2,541	2,541	924	3,261	157
Non-residential real estate	6,760	6,760	1,374	10,833	360
Consumer loans	368	368	80	344	3
Commercial loans	4,675	4,675	623	2,671	27

Total	$19,292	19,292	4,080	24,958	785

Total impaired loans	$49,260	51,592	4,080	59,128	2,124

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2010, were as follows:

	At December 31, 2010			For the year ended December 31, 2010
Impaired loans with no recorded allowance:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$7,097	7,097	—	3,863	352
Home equity line of credit	419	419	—	207	15
Junior lien	—	—	—	156	10
Multi-family	1,456	1,456	—	389	31
Construction	1,238	1,238	—	1,480	38
Land	11,175	11,175	—	10,282	328
Non-residential real estate	13,194	13,194	—	10,242	808
Consumer loans	51	51	—	459	1
Commercial loans	4,576	4,576	—	1,721	73

Total	$39,206	39,206	—	28,799	1,656

	At December 31, 2010			For the year ended December 31, 2010
Impaired loans with recorded allowance:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family mortgages	$1,589	1,589	350	1,059	88
Home equity line of credit	144	144	77	156	6
Junior lien	187	187	105	75	5
Multi-family	1,862	1,862	178	6,828	18
Construction	2,667	2,667	108	1,202	176
Land	2,100	2,100	588	573	92
Non-residential real estate	10,007	10,007	2,540	3,537	720
Consumer loans	316	316	85	613	1
Commercial loans	533	533	255	353	34

Total	$19,405	19,405	4,286	14,396	1,140

Total impaired loans	$58,611	58,611	4,286	43,195	2,796

The average recorded investment in impaired loans for the years ended December 31, 2011, 2010 and 2009 was $59.1 million, $43.2 million and $27.7 million, respectively. Interest income recognized on impaired loans for the years ended December 31, 2011 and December 31, 2010 was $2.1 million and $2.8 million, respectively. The following table provides a detail of the Company's activity in the allowance for loan loss account by loan type for the year ended December 31, 2011:

Year ended December 31, 2011	Balance 12/31/2010	Charge off 2011	Recovery 2011	General Provision 2011	Specific Provision 2011	Ending Balance 12/31/2011
One-to-four family mortgages	$1,097	(758)	139	1,687	475	2,640
Home equity line of credit	212	(123)	—	245	74	408
Junior liens	146	(27)	1	79	78	277
Multi-family	2,022	(89)	—	26	(758)	1,201
Construction	657	(353)	—	(91)	(74)	139
Land	865	(308)	30	353	392	1,332
Non-residential real estate	4,025	(2,645)	84	1,114	1,093	3,671
Consumer loans	108	(371)	112	425	(12)	262
Commercial loans	698	(201)	20	305	510	1,332

	$9,830	(4,875)	386	4,143	1,778	11,262

The following table provides a detail of the Company's activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2010:

Year ended December 31, 2010	Balance 12/31/2009	Charge off 2010	Recovery 2010	General Provision 2010	Specific Provision 2010	Ending Balance 12/31/2010
One-to-four family mortgages	$1,827	(403)	10	(418)	81	1,097
Home equity line of credit	245	(61)	1	9	18	212
Junior liens	137	—	5	(20)	24	146
Multi-family	1,344	(1,605)	85	299	1,899	2,022
Construction	514	(751)	—	392	502	657
Land	935	(265)	3	61	131	865
Non-residential real estate	2,295	(1,252)	—	1,695	1,287	4,025
Consumer loans	317	(472)	184	66	13	108
Commercial loans	1,237	(481)	11	(39)	(30)	698

	$8,851	(5,290)	299	2,045	3,925	9,830

Management believes that the allowance for loan losses is adequate. While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance for loan losses account by management may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank's allowances for losses on loans and foreclosed real estate. Such agencies may require the Bank to recognize additions to the allowances based on their judgments about information available to them at the time of their examination.

Non-accrual loans totaled $6.1 million and $5.0 million at December 31, 2011, and December 31, 2010, respectively. All non-accrual loans noted below are classified as either substandard or doubtful. Interest income foregone on such loans totaled $246,000 at December 31, 2011, $243,000 at December 31, 2010 and $679,000 at December 31, 2009, respectively. The Company is not committed to lend additional funds to borrowers whose loans have been placed on a non-accrual basis. There were no loans past due more than three months and still accruing interest as of December 31, 2011, December 31, 2010 and December 31, 2009. For the years ended December 31, 2011, and December 31, 2010, the components of the Company's balances of non-accrual loans are as follow:

	December 31,
	2011	2010
One-to-four family (closed end) first mortgages	$2,074	1,559
Home equity lines of credit	134	103
Junior liens Multi-family	101 —	— 301
Construction	—	1,541
Land	1,330	363
Non-residential real estate	2,231	1,043
Consumer loans	9	23
Commercial loans	254	97

Total non-performing loans	$6,133	5,030

Non-accrual loans to total loans ratio	1.08%	0.82%

The table below presents past due balances at December 31, 2011, by loan classification allocated between performing and non-performing:

	Currently Performing	30 - 89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans Currently Performing		Total
					Substandard	Doubtful
	(Dollars in Thousands)
One-to-four family mortgages	$153,375	628	2,074	9,163	5,722	230	171,192
Home equity line of credit	36,528	5	134	1,664	134	229	38,694
Junior liens	4,778	312	101	521	497	—	6,209
Multi-family	20,715	—	—	7,073	5,951	—	33,739
Construction	9,943	107	—	213	1,668	—	11,931
Land	17,570	237	1,330	24,714	7,488	999	52,338
Non-residential real estate	142,190	487	2,231	24,782	13,678	117	183,485
Consumer loans	14,399	28	9	268	386	20	15,110
Commercial loans	45,509	506	254	4,003	4,385	16	54,673

Total	$445,007	2,310	6,133	72,401	39,909	1,611	567,371

The table below presents past due balances at December 31, 2010, by loan classification allocated between performing and non-performing:

	Currently Performing	30 - 89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans Currently Performing		Total
					Substandard	Doubful
	(Dollars in Thousands)
One-to-four family mortgages	$162,840	3,024	1,559	8,121	7,032	95	182,671
Home equity line of credit	39,087	42	103	499	260	200	40,191
Junior liens	5,514	—	—	495	187	—	6,196
Multi-family	25,852	246	301	—	2,716	301	29,416
Construction	15,351	813	1,541	3,292	2,364	—	23,361
Land	29,270	588	363	16,930	12,912	—	60,063
Non-residential real estate	156,997	3,998	1,043	11,089	21,737	421	195,285
Consumer loans	17,351	137	23	205	344	—	18,060
Commercial loans	46,676	340	97	2,314	4,995	17	54,439

Total	$498,938	9,188	5,030	42,945	52,547	1,034	609,682

All loans listed as 30-89 days past due and non-accrual are not performing as agreed. Loans listed as special mention, substandard and doubtful are paying as agreed. However, the customer's financial statements may indicate weaknesses in their current cash flow, the customer's industry may be in decline due to current economic conditions, collateral values used to secure the loan may be declining, or the Company may be concerned about the customer's future business prospects.

On a periodic basis, the Company may modify the terms of certain loans. In evaluating whether a restructuring constitutes a troubled debt restructuring (TDR), Financial Accounting Standards Board has issued Accounting Standards Update 310 (ASU 310), A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. In evaluating whether a restructuring constitutes a TDR, the Bank must separately conclude that both of the following exist:

•	The restructuring constitutes a concession

•	The debtor is experiencing financial difficulties

ASU 310 provides the following guidance for the Bank's evaluation of whether it has granted a concession as follows:

1. If a debtor does not otherwise have access to funds at a market interest rate for debt with similar risk characteristics as the restructured debt, the restructured debt would be considered a below market rate, which may indicate that the Company may have granted a concession. In that circumstance, the Company should consider all aspects of the restructuring in determining whether it has granted a concession, the creditor must make a separate assessment about whether the debtor is experiencing financial difficulties to determine whether the restructuring constitutes a TDR.

2. A temporary or permanent increase in the interest rate on a loan as a result of a restructuring does not eliminate the possibility of the restructuring from being considered a concession if the new interest rate on the loan is below the market interest rate for loans of similar risk characteristics.

3. A restructuring that results in a delay in payment that is insignificant is not a concession. However, the Company must consider a variety of factors in assessing whether a restructuring resulting in a delay in payment is insignificant.

A summary of the Company's loans classified as Troubled Debt Restructuring (TDR's) that are reported as performing and non-performing at December 31, 2011 and December 31, 2010 is below:

TDR by loan type:	2011	2010
One-to-four family mortgages	$2,521	4,013
Home equity line of credit	—	33
Junior lien	857	—
Multi-family	—	246
Construction	—	1,541
Land	941	512
Non-residential real estate	3,367	3,915
Consumer loans	33	69
Commercial loans	125	700

Total TDR	$7,844	11,029
Less:
TDR in non-accrual status:
One-to-four family mortgages	(1,410)	(1,181)
Home equity line of credit	—	—
Junior lien	(100)	—
Multi-family	—	—
Construction	—	(1,338)
Land	—	(512)
Non-residential real estate	(1)	—
Consumer loans	(1)	—
Commercial loans	(105)	—

Total performing TDR	$6,227	7,998

The Company originates loans to officers and directors and their affiliates at terms substantially identical to those available to other borrowers. Loans to officers and directors at December 31, 2011 and December 31, 2010, were approximately $10,917,000 and $11,641,000, respectively. At December 31, 2011, funds committed that were undisbursed to officers and directors approximated $677,000.

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2011, and December 31, 2010:

	2011	2010
Balance at beginning of period	$11,641	9,892
New loans	2,940	4,284
Principal repayments	(3,664)	(2,535)

Balance at end of period	$10,917	$11,641